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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Delta Partners, LLC

Address:  One International Place, Suite 2401
	  Boston, MA  02110


13F File Number: 028-10018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Rogers
Title:  Chief Operating Officer/Chief Compliance Officer
Phone:  (617) 526-8939


Signature, Place and Date of Signing:

    Rebecca Rogers                  Boston, MA                  August 12, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]





Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)







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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       20

Form 13F Information Table Value Total:   $  169,949
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	NONE



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                                                     FORM 13F INFORMATION TABLE


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                                                                VALUATION CURRENCY: USD

COLUMN 1                          COLUMN 2       COLUMN 3      COLUMN 4    COLUMN 5               COLUMN 6     COLUMN 7   COLUMN 8
NAME OF ISSUER                    TITLE          CUSIP         VALUE       SHARES OR              INVESTMENT   MANA-      VOTING
                                  OF             NUMBER        X($1000)    PRINCIPLE  SH/  PUT/   DISCRETION   GERS       AUTHORITY
                                  CLASS                                    AMOUNT     PRN  CALL                           (SOLE)
--------------                    --------       ---------     --------    ---------  ---  ----   ----------   --------   ---------

AMERICAN EXPRESS CO               COM            025816109     $6,071      117,433    SH          SHARED       NONE       117,433
APPROACH RESOURCES INC            COM            03834A103     $3,626      159,932    SH          SHARED       NONE       159,932
BAXTER INTERNATIONAL INC          COM            071813109     $10,384     173,965    SH          SHARED       NONE       173,965
CVS CAREMARK CORPORATION          COM            126650100     $5,624      149,644    SH          SHARED       NONE       149,644
CACHE INC                         COM NEW        127150308     $839        170,278    SH          SHARED       NONE       170,278
CORINTHIAN COLLEGES INC           COM            218868107     $5,659    1,328,450    SH          SHARED       NONE     1,328,450
EL PASO CORP                      COM            28336L109     $19,629     971,740    SH          SHARED       NONE       971,740
EXPEDIA INC                       COM            30212P105     $16,860     581,595    SH          SHARED       NONE       581,595
GAMETECH INTERNATIONAL INC        COM            36466D102     $111        505,225    SH          SHARED       NONE       505,225
HARTFORD FINANCIAL SVCS GRP       COM            416515104     $5,024      190,505    SH          SHARED       NONE       190,505
HEWLETT-PACKARD CO                COM            428236103     $3,676      100,990    SH          SHARED       NONE       100,990
INGRAM MICRO INC-CL A             CL A           457153104     $10,352     570,667    SH          SHARED       NONE       570,667
JAGUAR MINING INC                 COM            47009M103     $7,180    1,502,070    SH          SHARED       NONE     1,502,070
NAM TAI ELECTRONICS INC           COM PAR $0.02  629865205     $704        127,552    SH          SHARED       NONE       127,552
NATURES SUNSHINE PRODS INC        COM            639027101     $30,784   1,580,312    SH          SHARED       NONE     1,580,312
PETROHAWK ENERGY CORP             COM            716495106     $1,888       76,550    SH          SHARED       NONE        76,550
PETROLEUM DEVELOPMENT CORP        COM            716578109     $8,207      274,374    SH          SHARED       NONE       274,374
TRIPLE-S MANAGEMENT CORP-B        CL B           896749108     $7,196      331,161    SH          SHARED       NONE       331,161
UNITED CONTINENTAL HOLDINGS INC   COM            910047109     $6,448      284,910    SH          SHARED       NONE       284,910
WELLPOINT INC                     COM            94973V107     $19,687     249,928    SH          SHARED       NONE       249,928


							       $169,949


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